Fair Value Measurements (Details) - Rhinebeck Bank 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Investments at fair value	$ 30,723,635	$ 25,627,515
Unfunded commitments	0
Level 1
Fair Value Measurements
Investments at fair value	30,723,635	25,627,515
Level 1 | Mutual funds
Fair Value Measurements
Investments at fair value	8,805,663	7,852,556
Level 1 | Pooled separate accounts
Fair Value Measurements
Investments at fair value	793,963	681,055
Level 1 | Collective trust funds
Fair Value Measurements
Investments at fair value	20,147,722	16,274,832
Level 1 | Employer security
Fair Value Measurements
Investments at fair value	$ 976,287	$ 819,072